Document and Entity Information	6 Months Ended
Jun. 30, 2025
Cover [Abstract]
Document Type	6-K/A
Amendment Flag	true
Amendment Description	This Amendment to the Form 6-K of Oatly Group AB (“Oatly”), filed on July 23, 2025 (the “Original 6-K”), is being filed solely to provide Oatly’s Unaudited Condensed Consolidated Financial Statements for the three and six months ended June 30, 2025 (the “Financial Statements”) using interactive data files in inline eXtensible Business Reporting Language (iXBRL), as attached to this Form 6-K/A. The Financial Statements were previously provided without iXBRL to the Original 6-K. The information contained in this Form 6-K/A shall be deemed to be incorporated by reference into the registration statements on Form S-8, as amended (File Number 333-256316) and Form F-3, as amended (File Number 333-286101) of the Company (including any prospectuses forming a part of such registration statements), hereby amending them, and to be a part thereof from the date on which this report is filed, to the extent not superseded by documents or reports subsequently filed or furnished.
Document Period End Date	Jun. 30, 2025
Current Fiscal Year End Date	--12-31
Entity Central Index Key	0001843586
Entity Registrant Name	Oatly Group AB
Entity File Number	001-40401
Entity Address, Address Line One	Ångfärjekajen 8
Entity Address, Postal Zip Code	211 19
Entity Address, City or Town	Malmö
Entity Address, Country	SE